Vessels and Equipment (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 02, 2025	Mar. 03, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Vessels and Equipment
Book value of assets pledged as security			$ 1,489,000,000				$ 1,489,000,000		$ 1,557,000,000
Vessels & equipment - Activity
Vessels and equipment, beginning balance				$ 2,565,091,000		$ 2,421,556,000	2,565,091,000	$ 2,421,556,000	2,421,556,000
Additions							1,163,000		244,669,000
Drydock costs							14,435,000		14,690,000
Disposals							(7,728,000)		(115,824,000)
Vessels and equipment, ending balance			2,572,961,000				2,572,961,000		2,565,091,000
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance				(958,391,000)		(894,210,000)	(958,391,000)	(894,210,000)	(894,210,000)
Accumulated depreciation, disposals							7,728,000		55,522,000
Depreciation for the period			(42,087,000)		$ (29,372,000)		(83,939,000)	(58,135,000)	(119,703,000)
Accumulated depreciation, ending balance			(1,034,602,000)				(1,034,602,000)		(958,391,000)
Accumulated impairment - Activity
Accumulated impairment, beginning balance				(49,679,000)		(65,154,000)	(49,679,000)	(65,154,000)	(65,154,000)
Accumulated impairment, disposals									35,734,000
Impairment for the period			0	0	$ 0	0			(20,259,000)
Accumulated impairment, ending balance			(49,679,000)				(49,679,000)		(49,679,000)
Net Vessels - Activity
Net Vessels, beginning balance				$ 1,557,021,000		$ 1,462,192,000	1,557,021,000	$ 1,462,192,000	1,462,192,000
Additions							1,163,000		244,669,000
Drydock costs							14,435,000		14,690,000
Disposals									(24,568,000)
Depreciation and impairment for the period							(83,939,000)		(139,962,000)
Net Vessels, ending balance			$ 1,488,680,000				$ 1,488,680,000		$ 1,557,021,000
Live Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired		100.00%
Daqing Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired	100.00%
Dan Sabia | KNOT Shuttle Tankers 21 AS
Net Vessels - Activity
Percentage of asset sold		100.00%